Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	21 Cash and cash equivalents

	2025 £m	2024 £m
Cash and bank balances	1,915	3,428
Cash equivalents	1,912	1,869
	3,827	5,297
The carrying value of cash and cash equivalents approximates their fair value.
Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2025 £m	2024 £m
Functional currency	3,111	4,392
US dollar	565	651
Euro	87	115
Other currencies	64	139
	3,827	5,297
In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2025 £m	2024 £m
Cash and cash equivalents as above	3,827	5,297
Less overdrafts and accrued interest	(40)	(193)
Net cash and cash equivalents	3,787	5,104
Cash and cash equivalents also include £24 million (2024: £49 million) of cash that is held as a hedging instrument.
Accrued interest of £3 million (2024: £55 million) was driven by lower cash and cash equivalent balances in certain markets.
Restricted cash
Cash and cash equivalents include restricted amounts of £268 million (2024: £2,072 million) in respect of ITCAN which was previously in CCAA protection
(note 32 and note 24). Accumulated cash and cash equivalents were paid into the Global Settlement Trust Account as part of the Upfront Cash Contribution
(each as defined in the Approved Plans, see note 24) in the second half of 2025. Due to ongoing restrictions associated with the Approved Plans in Canada, cash and cash equivalents held by ITCAN continue to be considered restricted. As at 31 December 2025, further restricted cash and cash equivalents of
£67 million (2024: £339 million) were principally due to exchange control restrictions.